Class K [Member] Expense Example - Class K - BlackRock Unconstrained Equity Fund - Class K Shares	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	$ 1,072